Financial Instruments with Off-Balance Sheet Risk (Financial Instruments With Credit Risk) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Financial Instruments With Credit Risk [Abstract]
Commitments to extend credit	$ 91,861,000	$ 75,097,000
Letters of credit	$ 1,060,000	$ 1,225,000